                       SUPPLEMENT DATED DECEMBER 27, 1999
      TO PROSPECTUS DATED MAY 1, 1999, AS AMENDED AND SUPPLEMENTED THROUGH
                                OCTOBER 12, 1999

                                       OF

                            EQUITY GROWTH PORTFOLIO
                             FOCUS EQUITY PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                              TECHNOLOGY PORTFOLIO

                                 PORTFOLIOS OF

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect that the Technology Portfolio will not sell short. Accordingly, the third paragraph under "RISK" on page 5 is hereby deleted and replaced with the following:

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED DECEMBER 27, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999,
              AS AMENDED AND SUPPLEMENTED THROUGH OCTOBER 1, 1999

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Statement of Additional Information is being supplemented to reflect that the Technology Portfolio will not sell short or borrow money except as stated below. Accordingly, the first and seventh non-fundamental limitations on page 24 are hereby deleted and replaced with the following:

Each current Portfolio of the Fund will not:

(1) purchase on margin or sell short, except (i) that the Emerging Markets Debt, Latin American, and Focus Equity Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number
    (1) above;

(7) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above; and (ii) the High Yield Portfolio may borrow up to 33 1/2% of its total assets in the aggregate, including reverse repurchase agreements; and

                            ------------------------

The chart on page 4 is hereby deleted and replaced with the following:

                                                     U.S. EQUITY PORTFOLIOS
                                                 SMALL                                            U.S.        U.S.
                                     FOCUS      COMPANY     EQUITY                               EQUITY       REAL        VALUE
                                    EQUITY      GROWTH      GROWTH     MICROCAP    TECHNOLOGY     PLUS       ESTATE      EQUITY
                                   ---------   ---------   ---------   ---------   ----------   ---------   ---------   ---------
FIXED INCOME SECURITIES:
  Mortgage Related Securities....
  --MBSs.........................
  --CMOs.........................
  --SMBSs........................
  Repurchase Agreements..........      X           X           X           X           X            X           X           X
  Municipals.....................
  Asset-Backeds..................
  Loan Participations and
    Assignments..................
  Temporary Investments..........      X           X           X           X           X            X           X           X
  Zero Coupons, Pay-In-Kind
    Securities or Deferred
    Payment Securities...........      X           X           X           X           X            X           X           X
  Floaters.......................
  Inverse Floaters...............

                                               U.S. EQUITY PORTFOLIOS (CONTINUED)
                                                 SMALL                                            U.S.        U.S.
                                     FOCUS      COMPANY     EQUITY                               EQUITY       REAL        VALUE
                                    EQUITY      GROWTH      GROWTH     MICROCAP    TECHNOLOGY     PLUS       ESTATE      EQUITY
                                   ---------   ---------   ---------   ---------   ----------   ---------   ---------   ---------
FOREIGN INVESTMENT:
  Foreign Equity Securities......      X           X           X           X           X            X           X           X
  Foreign Bonds..................                                                      X                        X
  Emerging Market Country
    Securities...................                                                      X                        X
  Russian Equity Securities......
  Foreign Currency
    Transactions.................      X           X           X           X           X            X           X           X
  Brady Bonds....................
  Investment Funds...............      X           X           X           X           X            X           X           X

OTHER SECURITIES AND INVESTMENT
  TECHNIQUES:
  Loans of Portfolio
    Securities...................      X           X           X           X           X            X           X           X
  Non-Publicly Traded Securities,
    Private Placements and
    Restricted Securities........      X           X           X           X           X            X           X           X
  When-Issued and Delayed
    Delivery Securities..........      X           X           X           X           X            X           X           X
  Borrowing for Investment
    Purposes.....................                                          X
  Temporary Borrowing............      X           X           X           X           X            X           X           X
  Reverse Repurchase
    Agreements...................                                                      X            X
  Short Sales....................      X
  Structured Investments.........      X           X           X           X           X            X           X           X

DERIVATIVE PRODUCTS:
  Foreign Currency Forward
    Contracts....................      X           X           X           X           X            X           X           X
  Futures Contracts..............      X           X           X           X           X            X           X           X
  Forward Contracts..............      X           X           X           X           X            X           X           X
  Option Transactional...........      X           X           X           X           X            X           X           X
  Swaps..........................      X           X           X           X           X            X           X           X

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE